Convertible Notes and Derivative Liability and Warrants - Schedule of Transaction Costs on Issuance of Notes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Debt [Abstract]
Balance at beginning of the year	$ 648,232
Add: capitalized during the year	155,556	929,500	929,500
Less: amortized during the year	(648,232)	(281,268)	(281,268)
Ending balance	$ 155,556	$ 648,232	$ 648,232